               United States Securities and Exchange Commission
                            Washington, D.C. 20549

                                   FORM 13F

                  Report for the Quarter Ended March 31, 2006

--------------------------------------------------------------------------------

           Check here if Amendment:   [X]  Amendment No. 1
           This Amendment             [X]  is a restatement
                                      [ ]  Adds new holdings entries

--------------------------------------------------------------------------------
Name of Institutional Investment Manager Filing this Report:

       NFJ Investment Group L.P.
--------------------------------------------------------------------------------
Address:

       2121 Jacinto, Suite 1840, Dallas, Texas 75201
--------------------------------------------------------------------------------

       Form 13-F File No. 28-10770

--------------------------------------------------------------------------------

              The institutional investment manager filing this Report and the person by whom it is signed hereby represent that the person signing the Report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this Form.

              Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Newport Beach and the State of California on the 21st day of December, 2006.

                           NFJ Investment Group L.P.
--------------------------------------------------------------------------------
Person Signing this Report on         (Name of Institutional Investment Manager)
Behalf of Reporting Manager:

Name:    Kellie E. Davidson
Title:   Assistant Secretary
Phone:   (949) 219-2200

                                       /s/ KELLIE E. DAVIDSON
                    -----------------------------------------------------------
                    (Signature of Person Duly Authorized to Submit This Report)
--------------------------------------------------------------------------------
       Report Type:

         [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this Reporting Manager are reported in this Report)

         [X] 13F NOTICE. (Check here if no holdings are reported in this Report, and all holdings are reported by other Reporting Manager(s))

         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this Reporting Manager are reported in this Report and a portion are reported by other Reporting Manager(s))

--------------------------------------------------------------------------------

List of Other Managers Reporting for this Manager

        13F File No.:  Name:
        -------------------------------------------------------
        28-2701        Allianz Global Investors of America L.P.

                                      2